Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Schedule of revenue breakdowns
Revenue breakdowns by revenue from contracts with customers and other sources for the year ended March 31, 2024, 2025 and 2026, are as follows:

	For the fiscal year ended March 31,
(In millions)	2024	2025	2026
Revenue arising from contracts with customers
Transaction revenue - Retail(1)	¥223,046	¥381,705	¥455,967
Transaction revenue - Institutional(2)	—	—	19,867
Commission received(3)	729	1,500	1,345
Other revenue(4)	274	—	—
Sub-total	224,049	383,205	477,179

Other sources
Staking revenue(5)	—	—	2,574
Investment management fee revenue(6)		—	139
Other revenue(7)	—	125	352
Sub-total	—	125	3,065
Total	¥224,049	¥383,330	¥480,244
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(1) Transaction revenue - Retail mainly refers to the revenue from sales of crypto assets to retail customers and cover counterparties, which has been entirely derived from operations within Japan.
(2) Transaction revenue - Institutional refers to the revenue from Aplo’s prime brokerage services.
(3) Commission received refers to remittance fees, deposit and withdrawal fees, custodial fees, commissions received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform, Aplo’s platform and other.
(4) Other revenue are mainly related to sales of NFTs owned by the Company.
(5) Staking revenue refers to staking rewards in crypto assets received by making company or customer digital assets available to support network validation activities.
(6) Investment management fee revenue refers to fees derived from providing professional services to manage client accounts and sponsored investment vehicles.
(7) Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.